Note 2 - Risks and Uncertainties (Details Textual) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 26, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Retained Earnings (Accumulated Deficit)		$ 139,757,000				$ 139,757,000		$ 125,497,000	$ 91,094,000	$ 139,800,000
Net Income (Loss) Attributable to Parent		7,139,000	$ 7,121,000	$ 5,833,000	$ 5,118,000	14,260,000	$ 10,951,000	25,263,000	34,933,000
Net Cash Provided by (Used in) Operating Activities						10,373,000	15,492,000	25,249,000	15,276,000
Cash and Cash Equivalents, at Carrying Value		59,000				59,000		2,578,000	1,285,000
Working Capital		16,000,000				16,000,000		(9,300,000)
Equity, Attributable to Parent		(10,568,000)	$ (3,187,000)	$ 4,802,000	$ 2,530,000	(10,568,000)	4,802,000	(4,710,000)	(8,049,000)
Increase (Decrease) in Accounts Payable						(4,578,000)	$ (5,811,000)	$ (7,060,000)	$ (2,249,000)
CRO for ASPIRE Trials [Member]
Accounts Payable		$ 11,200,000				$ 11,200,000
CRO for ASPIRE Trials [Member] | Subsequent Event [Member]
Increase (Decrease) in Accounts Payable	$ 1,500,000